Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 28,933	$ 13,654
Restricted cash	1,470	900
Accounts receivable trade, net	904	1,763
Due from related parties	6	0
Inventories	3,364	3,862
Prepaid expenses	553	400
Other current assets	648	1,252
Deferred voyage expenses	199	96
Total current assets	36,077	21,927
Fixed assets:
Vessels, net	251,708	253,781
Advances for vessels acquisitions and other costs	1,140	0
Other fixed assets, net	327	386
Total fixed assets	253,175	254,167
Other non-current assets:
Deposits assets, non-current	1,325	1,325
Deferred charges, non-current	4,929	4,677
Right of use asset - leases	381	426
Other non-current assets	29	29
TOTAL ASSETS	295,916	282,551
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs of $2,061 and $2,443, respectively	175,557	183,066
Trade accounts and other payables	7,533	16,105
Due to related parties, net of deferred finance costs of $39 and $113, respectively	23,311	24,237
Convertible notes, net of deferred finance costs of $9 and $17, respectively	3,115	2,588
Accrued liabilities	5,207	6,881
Lease liability	136	108
Deferred revenue	4,472	4,296
Total current liabilities	219,331	237,281
Non-current liabilities:
Long-term portion of convertible notes, net of deferred finance costs of $176 and $212, respectively	13,953	12,020
Lease liability, non-current	245	318
Deferred revenue, non-current	4,364	3,074
Total liabilities	237,893	252,693
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2020 and December 31, 2019; 30,018,557 and 1,681,253 shares issued and outstanding as at June 30, 2020 and December 31, 2019, respectively	3	0
Additional paid-in capital	453,890	406,099
Accumulated deficit	(395,870)	(376,241)
Total Stockholders' equity	58,023	29,858
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 295,916	$ 282,551